Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income from continuing operations	$ 5,654	$ 4,920	$ 5,436
Net (loss) income from discontinued operations	0	0	(10)
Net income	5,654	4,920	5,426
Foreign currency translation adjustments
Foreign currency translation adjustments arising during period	(516)	620	(1,089)
Reclassification adjustments for from sale of an investment in a foreign entity recognized in net income	2	10	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(518)	610	(1,089)
Tax expense (benefit)	4	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(522)	610	(1,089)
Change in pension and post-retirement benefit plans
Net actuarial (loss) gain arising during period	(1,819)	241	(785)
Prior service cost (credit) arising during period	22	(2)	13
Amortization of prior service credit	344	529	535
Other	105	(116)	542
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	1,392	(656)	(279)
Tax (expense) benefit	326	(263)	(189)
Other Comprehensive Income (Loss), Defined Benefit Plan, after Reclassification Adjustment, after Tax	1,066	(393)	(90)
Unrealized gain (loss) on available-for-sale securities
Unrealized holding gain arising during period	0	5	190
Reclassification adjustments for gain included in Other income, net	0	566	94
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Securities Arising During Period	(5)	0	0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	(5)	(561)	96
Tax expense (benefit)	0	(213)	36
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(5)	(348)	60
Change in unrealized cash flow hedging
Unrealized cash flow hedging gain (loss) arising during period	(307)	347	75
Gain (Loss) reclassified into Product sales	16	39	(171)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent	(323)	308	246
Tax expense (benefit)	(78)	74	69
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	(245)	234	177
Other comprehensive (loss) income, net of tax	(1,838)	889	(762)
Comprehensive income	3,816	5,809	4,664
Less: Comprehensive income attributable to noncontrolling interest	355	448	324
Comprehensive income atrributable to common shareowners	$ 3,461	$ 5,361	$ 4,340